RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
SCHEDULE OF OPERATING LEASE RIGHT OF USE ASSETS AND OPERATING LEASE LIABILITIES
		December 31,	December 31,
		2023	2022
SYW	Operating lease right-of-use assets	16,639	-
SYW	Operating lease liabilities, current	11,684	-
SYW	Operating lease liabilities, non-current	5,911	-

SCHEDULE OF RELATED PARTY TRANSACTIONS

Payables due to related parties, which were included in other current liabilities on the consolidated financial statements, as of December 31, 2023 and 2022 are as follows:

		December 31,	December 31,
Payables due to related parties (included in other current liabilities)		2023	2022
Li Tianqi	Operating expense paid on behalf of the Company	26	-
Fuchiwaki Takeshi	Operating expense paid on behalf of the Company	93	230
SYW	Entertainment service provided by related party	2,854	554
Total		2,973	784

Accounts receivable from related parties as of December 31, 2023 and 2022 are as follows:

		December 31,	December 31,
Accounts receivable from related parties		2023	2022
SYW	Provided container operation and management service to related party	437	-
Flex Brain	Provided solar power plants operation and maintenance service to related party	8	-
Total		445	-

Deferred revenue from related party as of December 31, 2023 and 2021 is as follows:

		December 31,	December 31,
Deferred revenue from related party		2023	2022

SYW	Rental and other fee received in advance	-	93,341

SCHEDULE OF RELATED PARTY TRANSACTIONS

Accounts receivable from related parties as of December 31, 2023 and 2022 are as follows:

		December 31,	December 31,
Accounts receivable from related parties		2023	2022
SYW	Provided container operation and management service to related party	437	-
Flex Brain	Provided solar power plants operation and maintenance service to related party	8	-
Total		445	-

Deferred revenue from related party as of December 31, 2023 and 2021 is as follows:

		December 31,	December 31,
Deferred revenue from related party		2023	2022

SYW	Rental and other fee received in advance	-	93,341

SCHEDULE OF REVENUE FROM RELATED PARTIES

Revenues generated from related parties for the years ended December 31, 2023, 2022 and 2021 are as follows:

		For the Years Ended December 31,
Revenues from related parties		2023	2022	2021
Sugimoto Hiroyuki	Real estate management income	70	69	133
Yuto Yoshiyuki	Rental income and real estate management income	64	2,013	63
Watanabe Takahide	Rental income	1,095	1,314	1,314
Li Tianqi	Real estate management income	482	-	-
Fuchiwaki Takeshi	Real estate management income	142	-	-
SYW	Rental income, real estate management income, container sales and container operation and management income	195,733	28,010	26,789
GARNET	Real estate management income	-	-	4,996
SYNS	Real estate sales and real estate management income*	-	331,126	251,011
Flex Brain	Rental income, solar power plants sales and solar power plants operation and maintenance income	19,011	-	-
Total		216,597	362,532	284,306

*	Real estate properties sold to SYNS had been sold to third party customers within the same period.

SCHEDULE OF EXPENSES INCURRED WITH RELATED PARTIES

Expenses incurred with related parties for the years ended December 31, 2023, 2022 and 2021 are as follows:

		For the Years Ended December 31,
Expenses with related parties		2023	2022	2021
Sugimoto Architectural Design Foundation	Donation	1,000	400	2,000
SYW	Referral and marketing fee and entertainment expenses	16,501	30,526	45,572
Lifit Home	Referral and marketing fee	-	-	5,090
SYNS	Referral and marketing fee	-	-	66,522
Total		17,501	30,926	119,184

SCHEDULE OF REAL ESTATE PROPERTIES PURCHASED FROM RELATED PARTY

Real estate properties purchased from related party for the years ended December 31, 2023, 2022 and 2021 are as follows:

		For the Years Ended December 31,
Purchases from related party		2023	2022	2021
GARNET	Purchase of real estate properties	-	-	966,100